Goodwill and Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Apr. 02, 2016		Mar. 28, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill, Gross	$ 2,757,300
Goodwill, accumulated impairment losses and write-offs	621,600
Goodwill [Roll Forward]
Goodwill, Beginning Balance	2,140,586		$ 103,901
Goodwill, Acquired During Period			2,036,685
Goodwill, Purchase Accounting Adjustments	(4,889)
Goodwill, Ending Balance	$ 2,135,697	[1]	$ 2,140,586

[1]	(1) As of April 2, 2016, the Company’s goodwill balance of $2,135.7 million was comprised of gross goodwill of $2,757.3 million less accumulated impairment losses and write-offs of $621.6 million.